Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 52,404,416	$ 1,711,444	$ 52,313,399	$ 1,708,472	$ 52,072,413	$ 52,709,053
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	35,426,817	1,156,983	35,427,102
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,414,094	438,083	13,414,275
EMS Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,415,404	111,541	3,323,920
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 148,101	$ 4,837	$ 148,101